Note 19 - Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
(in thousands of US dollars, except share information)	2025	2024

Net earnings attributable to Company	$103,100	$161,725

Weighted average number of shares used in computing basic earnings per share	50,784,136	49,896,930
Assumed exercise of stock options acquired under the Treasury Stock Method	299,281	284,583
Number of shares used in computing diluted earnings per share	51,083,417	50,181,513